Loans and Debentures - Schedule of Finance Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	R$ 988,265	R$ 1,157,822
Less finance charges	(35,988)	(42,322)
Present value of minimum lease payments	952,277	1,115,500
Less short-term portion	176,197	211,852
Long-term portion	773,694	903,648
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		219,920
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	185,381	206,091
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	177,397	212,614
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	180,204	159,015
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	171,756	151,144
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	113,673	92,289
After 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	R$ 159,854	R$ 116,749